Share-Based Payment (Details 1) - Share-based payment arrangements [member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
December 8, 2015 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	December 8, 2015
Share-based grantee	Employees and Consultant
Options outstanding | shares	292,250
Exercise Price	$ 6.7	[1]
Exercisable | shares	292,250
Exercisable Through	December 8, 2025
Total Fair Value | $	$ 1,053
December 8, 2015 [Member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 25.99
December 8, 2015 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	December 8, 2015
Share-based grantee	Employees and Consultant
Options outstanding | shares	270,000
Exercise Price	$ 8.04	[1]
Exercisable | shares	270,000
Exercisable Through	December 8, 2025
Total Fair Value | $	$ 1,247
December 8, 2015 [Member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 31.19
April 1, 2017 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	April 1, 2017
Share-based grantee	Chief Executive Officer and Director
Options outstanding | shares	566,262
Exercise Price	$ 5.47	[1]
Exercisable | shares	566,262
Exercisable Through	April 1, 2025
Total Fair Value | $	$ 1,100
April 1, 2017 [Member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 19.97
December 3, 2017 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	December 3, 2017
Share-based grantee	Director
Options outstanding | shares	27,500
Exercise Price	$ 6.12	[1]
Exercisable | shares	9,167
Exercisable Through	December 3, 2027
Total Fair Value | $	$ 54
December 3, 2017 [Member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 21.37
November 12, 2018 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	November 12, 2018
Share-based grantee	Directors
Options outstanding | shares	110,000
Exercise Price	$ 6.36	[1]
Exercisable | shares
Exercisable Through	November 12, 2026
Total Fair Value | $	$ 298
November 12, 2018 [Member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 23.39
November 12, 2018 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	November 12, 2018
Share-based grantee	Employees and officers
Options outstanding | shares	672,600
Exercisable | shares
Exercisable Through	November 12, 2026
Total Fair Value | $	$ 2,299
November 12, 2018 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 6.36	[1]
November 12, 2018 [Member] | Bottom of range [member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	23.39
November 12, 2018 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Price	6.59	[1]
November 12, 2018 [Member] | Top of range [member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 24.22
October 1, 2019 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	October 1, 2019
Share-based grantee	Chief Financial and Operating Officer
Options outstanding | shares	50,000
Exercise Price	$ 5.48	[1]
Exercisable | shares
Exercisable Through	October 1, 2027
Total Fair Value | $	$ 100
October 1, 2019 [Member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 19.08
January 13,2020 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	January 13,2020
Share-based grantee	Director
Options outstanding | shares	55,008
Exercise Price	$ 5.30	[1]
Exercisable Through	January 13,2020
Total Fair Value | $	$ 133
January 13,2020 [Member] | Dekel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 18.52
May 11, 2020 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	May 11, 2020
Share-based grantee	Chief Financial Officer
Options outstanding | shares	100,000
Exercise Price	$ 5.58	[1]
Exercisable Through	May 11, 2028
Total Fair Value | $	$ 158
June 1, 2020 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	June 1, 2020
Share-based grantee	VP Global Marketing
Options outstanding | shares	60,000
Exercise Price	$ 5.58	[1]
Exercisable Through	June 1, 2028
Total Fair Value | $	$ 177
November 19, 2020 [Member]
IfrsStatementLineItems [Line Items]
Issuance Date	November 19, 2020
Share-based grantee	Director of Market Access, Director of Analytics
Options outstanding | shares	70,000
Exercise Price	$ 3.4	[1]
Exercisable Through	November 19, 2030
Total Fair Value | $	$ 228

[1]	As of grant date